Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	PAPP INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001477597
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	papp
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2025
Prospectus Date	rr_ProspectusDate	Mar. 28, 2025
Papp Small & Mid-Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the contractual agreement to reduce management fees and pay other Fund expenses for the periods indicated above under “Fees and Expenses”). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies. There is no minimum percentage of assets that must be invested in either small or mid-cap issuers and the Fund may be invested substantially in either small-cap or mid-cap issuers when the Adviser believes such focus is warranted. This investment strategy is a non-fundamental policy of the Fund, and may be changed by the Fund’s Board of Trustees at any time. Shareholders of the Fund will be provided with at least 60 days advance written notice of such a change.

The Adviser defines small and mid-cap companies as companies with market capitalizations, at the time of investment, that do not exceed the market capitalization of the median company included in the S&P 500 Index, which was $35.792 billion as of February 28, 2025.

The size of the companies included in the S&P 500 Index will change as a result of market conditions and reconstitution of the Index. In choosing investments, the Adviser looks for equity securities of companies that it regards as having excellent prospects for capital appreciation at a price, relative to the market as a whole, that does not fully reflect the superiority of that particular company. The Adviser measures a company’s prospects for capital growth by considering, among other factors, growth over extended periods of time, above-average profitability created through operating efficiency rather than financial leverage, and cash flows that appear to confirm the sustainability of growth. At times the Adviser may emphasize certain industries or sectors.

The Adviser generally follows a “buy and hold” strategy and, once a security has been purchased, the Fund will ordinarily retain it for as long as the Adviser believes the security’s prospects for capital growth continue to be favorable and the security is not overvalued in the marketplace. The Adviser may also sell a security if it identifies alternative securities that are more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Common stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a security’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change dramatically.

Small and Mid-Cap Company Risk. Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates. In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations. Small and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock, and they may also suffer from a lack of publicly available information.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Economic and Market Events Risk. The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve and foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate. There can be no guarantee that economic conditions will be favorable to the Fund, or that the Adviser’s response to such market conditions will be effective. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters, political instability, armed conflict, or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at large.

Sector Risk. Investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market, or economic events affecting the particular issuers and industries participating in such sectors than funds that do no emphasize particular industries or sectors.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Information Technology Sector Risk. Information technology sector risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare to the returns of a broad-based securities market index and an additional index with characteristics relevant to the Fund. All returns include the reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 877-370-7277.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare to the returns of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-370-7277
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31, 2024
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
●	During the period shown in the bar chart, the highest return for a quarter was 24.92% during the quarter ended June 30, 2020.

●	During the period shown in the bar chart, the lowest return for a quarter was (18.91)% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Papp Small & Mid-Cap Growth Fund | S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.95%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	9.87%
Papp Small & Mid-Cap Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Papp Small & Mid-Cap Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Common stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a security’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change dramatically.

Papp Small & Mid-Cap Growth Fund | Small And Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk. Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates. In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations. Small and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock, and they may also suffer from a lack of publicly available information.

Papp Small & Mid-Cap Growth Fund | Investment Style And Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Papp Small & Mid-Cap Growth Fund | Economic And Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Economic and Market Events Risk. The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve and foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate. There can be no guarantee that economic conditions will be favorable to the Fund, or that the Adviser’s response to such market conditions will be effective. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters, political instability, armed conflict, or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at large.

Papp Small & Mid-Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market, or economic events affecting the particular issuers and industries participating in such sectors than funds that do no emphasize particular industries or sectors.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Information Technology Sector Risk. Information technology sector risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Papp Small & Mid-Cap Growth Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Papp Small & Mid-Cap Growth Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. Information technology sector risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAPPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,972
Annual Return 2015	rr_AnnualReturn2015	(0.25%)
Annual Return 2016	rr_AnnualReturn2016	5.67%
Annual Return 2017	rr_AnnualReturn2017	25.83%
Annual Return 2018	rr_AnnualReturn2018	(3.07%)
Annual Return 2019	rr_AnnualReturn2019	34.79%
Annual Return 2020	rr_AnnualReturn2020	24.72%
Annual Return 2021	rr_AnnualReturn2021	14.72%
Annual Return 2022	rr_AnnualReturn2022	(22.71%)
Annual Return 2023	rr_AnnualReturn2023	11.49%
Annual Return 2024	rr_AnnualReturn2024	2.64%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	8.17%
Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Papp Small & Mid-Cap Growth Fund | Papp Small & Mid-Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	6.56%

[1]	The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the Fund to pay up to 0.25% of its average daily net assets for certain expenses related to the distribution and servicing of its shares, but only if the Fund’s Board of Trustees has specifically authorized the payment of such fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.